ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Schedule of estimated useful lives

Buildings:	50 years
Vehicles:	3 - 5 years
Furniture, fittings and communication equipment:	5 years
Computer equipment and software:	3 years
Tools:	10 years
Equipment and machinery:	10 - 30 years